Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 460,147	$ 1,014,591
Advances to suppliers		5,220,446	5,851,381
Prepaid expenses		307,397
Inventories, net		5,781,338	356,358
Other current assets		1,565,835	1,554,488
Current assets from discontinued operations		568,367	1,326,265
TOTAL CURRENT ASSETS		20,215,412	19,395,699
Property, equipment and software, net		6,762,448	7,833,902
Right-of-use assets		32,467	48,786
Long-term investments		68,717	95,966
Goodwill		58,922	58,922
Other assets, non-current, net		1,240,191	1,775,540
TOTAL ASSETS		28,378,157	29,208,815
CURRENT LIABILITIES
Short-term bank loans		6,765,931	7,203,762
Accrued payroll and benefits		653,783	411,995
Other payables and accrued expenses		4,694,607	4,996,344
Income tax payable		84,679	60,054
Lease liability-current		28,595	29,373
Other current liability		74,574	149,148
Current liabilities from discontinued operations		64,575	377,539
TOTAL CURRENT LIABILITIES		18,910,052	19,571,754
Lease liability		4,899	20,369
TOTAL LIABILITIES		18,914,951	19,592,123
EQUITY
Ordinary shares, 2023 and 2022: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, June 30, 2023: 1,844,089 shares; December 31, 2022: 1,587,371 shares*;	[1]	163,154,015	161,404,797
Additional paid-in capital		22,447,083	22,447,083
Reserve		10,209,086	10,209,086
Accumulated deficit		(209,863,637)	(208,054,607)
Accumulated other comprehensive income		23,516,659	23,610,333
Total equity of the Company		9,463,206	9,616,692
Non-controlling interest
Total Equity		9,463,206	9,616,692
TOTAL LIABILITIES AND EQUITY		28,378,157	29,208,815
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable-related parties, net		6,260,433	9,201,245
CURRENT LIABILITIES
Accounts payable-related parties		2,139,275	2,287,244
Advances from customers-related parties		727,121	622,581
Related Party [Member]
CURRENT ASSETS
Accounts receivable-related parties, net		51,449	91,371
CURRENT LIABILITIES
Accounts payable-related parties		889
Advances from customers-related parties		88,290	94,832
Amounts due to related parties		$ 3,587,733	$ 3,338,882

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.